GOODWILL AND INTANGIBLE ASSETS, NET - Schedule of estimated amortization expense (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Estimated amortization expense
2025	¥ 13,844,444
2026	8,400,000
2027	8,400,000
2028	8,400,000
2029	5,108,333
Thereafter	2,083,334
Net carrying amount	¥ 46,236,111	¥ 58,886,111